INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 12—INCOME TAXES
U.S. and foreign (loss) earnings from continuing operations before income taxes and noncontrolling interests are as follows:

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
U.S.	$77,412	$(776,331)	$304,349
Foreign	1,764	14,556	1,135
Total	$79,176	$(761,775)	$305,484
The components of the income tax provision (benefit) are as follows:

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
Current income tax provision:
Federal	$1,872	$1,846	$1,280
State	3,513	4,413	5,311
Foreign	1,947	6,420	1,645
Current income tax provision	7,332	12,679	8,236

Deferred income tax provision (benefit):
Federal	13,744	(140,350)	54,498
State	6,842	(22,158)	10,037
Foreign	161	(112)	50
Deferred income tax provision (benefit)	20,747	(162,620)	64,585
Income tax provision (benefit)	$28,079	$(149,941)	$72,821
A reconciliation of the income tax (benefit) provision to the amounts computed by applying the statutory federal income tax rate to earnings from continuing operations before income taxes is shown as follows:

	Year Ended December 31,
	2025		2024		2023
	Amount	Percent	Amount	Percent	Amount	Percent
	(Dollars in thousands)
Income tax provision (benefit) at the federal statutory rate	$16,627	21.0%	$(159,973)	21.0%	$64,152	21.0%
State and local income taxes, net of effect of federal tax benefit(a)	6,720	8.5	(11,420)	1.5	3,582	1.2
Foreign tax effects	2,483	3.1	4,796	(0.6)	2,415	0.8
Tax credits:
Research and development credits	(2,463)	(3.1)	(4,692)	0.6	(3,224)	(1.1)
Other	(361)	(0.4)	(1,039)	0.1	—	—
Change in valuation allowances	(2,761)	(3.5)	(4,940)	0.6	(41)	0.0
Non-taxable or non-deductible items:
Excess tax benefits of stock-based compensation	(2,746)	(3.5)	(1,163)	0.2	(1,953)	(0.6)
Non-deductible transaction costs	1,121	1.4	533	(0.1)	—	—
Non-deductible executive compensation	373	0.5	8,170	(1.1)	6,869	2.2
Non-deductible goodwill in the sale of Mosaic	—	—	17,865	(2.3)	—	—
Other	2,947	3.7	2,414	(0.3)	1,439	0.5
Other adjustments:
Deferred tax adjustments	6,778	8.6	954	(0.1)	248	0.1
Other	(639)	(0.8)	(1,446)	0.2	(666)	(0.3)
Income tax provision (benefit)	$28,079	35.5%	$(149,941)	19.7%	$72,821	23.8%
_____________________
(a)    State and local taxes in New York City, New York and Iowa for the year ended December 31, 2025, California and New York for the year ended December 31, 2024 and California and New York City for the year ended December 31, 2023 made up the majority (greater than 50%) of the tax effect in this category.
The tax effects of cumulative temporary differences that give rise to significant deferred tax assets and deferred tax liabilities are presented below. The valuation allowance relates to deferred tax assets for which it is more likely than not that the tax benefit will not be realized.

	December 31,
	2025	2024
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$239,044	$193,884
Capitalized research and development expenditures	62,931	58,713
Long-term lease liabilities	45,244	82,645
Tax credit carryforwards	43,814	37,699
Accrued expenses	23,066	38,015
Stock-based compensation	13,814	33,626
Other	49,959	36,986
Total deferred tax assets	477,872	481,568
Less: valuation allowance	(59,867)	(61,604)
Total deferred tax assets, net of valuation allowance	418,005	419,964

Deferred tax liabilities:
Investment in MGM	(255,893)	(225,223)
Investment in subsidiaries	(222,412)	(218,658)
Intangible assets, net of accumulated amortization	(83,017)	(88,758)
ROU assets	(37,000)	(52,099)
Other	(26,930)	(37,911)
Total deferred tax liabilities	(625,252)	(622,649)
Net deferred tax liabilities	$(207,247)	$(202,685)
At December 31, 2025, the Company had U.S. federal and state net operating losses (“NOLs”) of $907.0 million and $418.9 million, respectively, available to offset future income. Federal NOLs of $1.5 million, if not utilized, will expire between 2031 and 2035 and the remaining can be carried forward indefinitely. State NOLs of $358.5 million, if not utilized, will expire between 2026 and 2045 and the remaining can be carried forward indefinitely. Federal and state NOLs of $1.8 million and $76.6 million, respectively, are subject to limitations under Section 382 of the Internal Revenue Code, separate return limitations, and applicable law, and the remaining can be used against future taxable income without restriction. At December 31, 2025, the Company had foreign NOLs of $103.6 million available to offset future income, all of which can be carried forward indefinitely. During 2025, the Company recognized tax benefits related to NOLs of $25.9 million in continuing operations and $46.7 million in discontinued operations.
At December 31, 2025, the Company had tax credit carryforwards of $56.1 million. Of this amount, $47.9 million relates to credits for research activities, $6.3 million relates to credits for foreign taxes, and $1.9 million relates to various other credits. Of these credit carryforwards, $13.0 million can be carried forward indefinitely and $46.6 million, if not utilized, will expire between 2026 and 2045.
The Company regularly assesses the realizability of deferred tax assets considering all available evidence including, to the extent applicable, the nature, frequency and severity of prior cumulative losses, forecasts of future taxable income, tax filing status, the duration of statutory carryforward periods, available tax planning and historical experience. At December 31, 2025, the Company had $33.0 million of credit carryforwards, net of unrecognized tax benefits, subject to expiration that the Company expects to fully utilize on a more likely than not basis.
During 2025, the Company’s valuation allowance decreased by $1.7 million primarily due to a realization of a capital loss and a decrease in foreign NOLs, partially offset by an increase in unbenefited capital losses and foreign currency translation adjustments. At December 31, 2025, the Company had a valuation allowance of $59.9 million related to the portion of tax loss carryforwards, tax credits and other items for which it is more likely than not that the tax benefit will not be realized.
A summary of income taxes paid, net of refunds, is as follows:

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
Federal	$3,178	$100	$93
State	1,736	2,788	6,924
Foreign	4,773	6,924	2,484
Total	$9,687	$9,812	$9,501
Income taxes paid, net of refunds, exceeded five percent of total income taxes paid, net of refunds, in the following jurisdictions:

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
Federal	$3,178	*	*

State:
California	$(618)	*	$654
Illinois	*	*	$1,262
New York	*	*	$960
Pennsylvania	$501	*	$622
Tennessee	*	$810	*
Texas	$831	$724	*

Foreign:
Austria	$3,044	$5,070	*
Germany	$1	*	*
India	$674	$795	$648
* Jurisdiction below the threshold for the period presented.
A reconciliation of the beginning and ending amount of unrecognized tax benefits, including penalties but excluding interest, is as follows:

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
Balance at January 1	$10,712	$8,667	$7,787
Additions for tax positions related to the current year	1,672	2,184	2,687
Settlements	—	—	(2,069)
Additions for tax positions of prior years	37	10	614
Reductions for tax positions of prior years	(34)	(149)	(352)
Expiration of statutes	(283)	—	—
Balance at December 31	$12,104	$10,712	$8,667
As a result of the Distribution, the Company has allocated to Angi a portion of the tax attributes related to the consolidated federal and state tax filings pursuant to the Internal Revenue Code and applicable state law. This allocation requires that the Company’s net deferred tax liability be adjusted in the year of the Distribution with a corresponding adjustment to additional paid-in capital. The allocation of attributes that was recorded as of December 31, 2025 is preliminary and remains subject to further adjustments based upon the filing of the 2025 tax return in the fourth quarter of 2026, amendments to the Company’s taxable income for periods prior to the Distribution and potential tax audits in the future.
The Company is routinely under audit by federal, state, local and foreign authorities in the area of income tax. These audits include questioning the timing and the amount of income and deductions and the allocation of income and deductions among various tax jurisdictions. The IRS is currently auditing the Company’s federal income tax return for the year ended December 31, 2023. Returns filed in various other jurisdictions are open to examination for tax years beginning with 2015. Income taxes payable include unrecognized tax benefits considered sufficient to pay assessments that may result from the examination of prior year tax returns. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may not accurately anticipate actual outcomes and, therefore, may require periodic adjustment. Although management currently believes changes in unrecognized tax benefits from period to period and differences between amounts paid, if any, upon resolution of issues raised in audits and amounts previously provided will not have a material impact on the liquidity, results of operations, or financial condition of the Company, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The Company recognizes interest and, if applicable, penalties related to unrecognized tax benefits in the income tax provision. At December 31, 2025 and 2024, accruals for interest and penalties are not material.
At December 31, 2025 and 2024, unrecognized tax benefits, including interest and penalties, were $13.0 million and $11.5 million, respectively. Unrecognized tax benefits, including interest and penalties, at December 31, 2025 increased by $1.5 million due primarily to research credits. If unrecognized tax benefits at December 31, 2025 are subsequently recognized, $12.1 million, net of related deferred tax assets and interest, would reduce income tax expense. The comparable amount at December 31, 2024 was $10.6 million.